Goodwill and Other Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Schedule of Goodwill

The changes in the carrying amount of goodwill as of December 28, 2012 and September 28, 2012 are as follows ($ in millions):

Balance as of September 28, 2012	$3,400
Acquisitions	20
Currency translation	(1)

Balance as of December 28, 2012	$3,419

Balance as of September 30, 2011	$3,395
Currency translation	5

Balance as of September 28, 2012	$3,400

The changes in the carrying amount of goodwill for the years ended 2012 and 2011 are as follows ($ in millions):

Balance as of September 30, 2011	$3,395
Currency translation	5

Balance as of September 28, 2012	$3,400

Balance as of September 24, 2010	$3,393
Acquisitions/purchase accounting adjustments	2

Balance as of September 30, 2011	$3,395

Schedule of Finite-Lived Intangible Assets

The following table sets forth the gross carrying amounts and accumulated amortization of the Company’s other intangible assets as of December 28, 2012 and September 28, 2012 ($ in millions):

	December 28, 2012		September 28, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Contracts and related customer relationships	$7,335	$4,497	$7,247	$4,392
Other	12	6	12	6

Total	$7,347	$4,503	$7,259	$4,398

Changes in the net carrying amount of contracts and related customer relationships for as of December 28, 2012 and September 28, 2012 are as follows ($ in millions):

Balance as of September 28, 2012	$2,855
Customer contract additions, net of dealer charge-backs	125
Amortization	(140)
Currency translation	(2)

Balance as of December 28, 2012	$2,838

Balance as of September 30, 2011	$2,749
Customer contract additions, net of dealer charge-backs	642
Amortization	(544)
Currency Translation	8

Balance as of September 28, 2012	$2,855

The following table sets forth the gross carrying amounts and accumulated amortization of the Company’s other intangible assets as of September 28, 2012 and September 30, 2011 ($ in millions):

	September 28, 2012		September 30, 2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Contracts and related customer relationships	$7,247	$4,392	$6,687	$3,938
Other	12	6	13	7

Total	$7,259	$4,398	$6,700	$3,945

Changes in the net carrying amount of contracts and related customer relationships for the years ended 2012 and 2011 are as follows ($ in millions):

Balance as of September 30, 2011	$2,749
Customer contract additions, net of dealer charge-backs	642
Amortization	(544)
Currency translation	8

Balance as of September 28, 2012	$2,855

Balance as of September 24, 2010	$2,686
Customer contract additions, net of dealer charge-backs	579
Amortization	(516)

Balance as of September 30, 2011	$2,749